Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of products and services
Net revenue	€ 7,212,382	€ 6,591,977	[1]	€ 6,063,967	[1]
Assets by geographical area	21,405,241	20,992,103	[1]	21,229,584	[1]
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	478,190	450,117		647,503
Spain
Disclosure of products and services
Net revenue	423,080	362,877		320,631
Assets by geographical area	1,635,463	1,190,606		1,156,068
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	56,796	53,216		60,503
Rest of European Union
Disclosure of products and services
Net revenue	1,118,258	893,050		711,579
Assets by geographical area	7,584,295	7,055,181		6,600,264
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	155,534	170,763		107,030
USA and Canada.
Disclosure of products and services
Net revenue	4,087,030	3,898,961		3,855,607
Assets by geographical area	11,789,971	10,966,924		11,713,893
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	255,575	214,227		467,819
Rest of the world
Disclosure of products and services
Net revenue	1,584,014	1,437,089		1,176,150
Assets by geographical area	395,512	1,779,392		1,759,359
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 10,285	€ 11,911		€ 12,151

[1]	Restated figures (Note 2.d)